Long-term debt, current and non-current, details (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long Term Debt, current and non-current [Abstract]
8.5% Senior Unsecured Notes	$ 63,250	$ 63,250
Secured Term Loans	541,543	539,467
Total debt outstanding	604,793	602,717
Less related deferred financing costs	(3,409)	(4,536)
Total debt, net of deferred financing costs	601,384	598,181
Less: Current portion of long-term debt, net of deferred financing costs, current	(60,763)	(65,072)
Long-term debt, net of current portion and deferred financing costs, non-current	$ 540,621	$ 533,109